LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 02, 2022	Dec. 31, 2021
Leases
Operating lease right-of-use asset, net	$ 83,325,075	$ 36,304,289
Operating lease liability - current	4,293,085	7,370,890
Operating Lease Liability - Noncurrent	81,626,338	$ 29,884,584
Cumulative effect adjustment of unamortized deferred lease costs incurred to retained earnings	$ 414,373